Preferred Shares - Series Cumulative Redeemable Rate Reset Preferred Shares Conversion (Details) - shares	3 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Series C
Disclosure of classes of share capital [line items]
Number of shares converted into other classes of shares (in shares)	20,607
Number of shares outstanding (in shares)	6,600,000	10,000,000.0	10,000,000.0
Series H
Disclosure of classes of share capital [line items]
Required shares conversion (in shares)	1,000,000